MATERIAL ACCOUNTING POLICY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Significant Accounting Policies [Abstract]
Schedule of transactions between company and subsidiary

	Place of	Proportion of
Name of subsidiary	incorporation	ownership interest	Principal activity
Austin American Corporation	Nevada, USA	100%	Holds interests in exploration projects